Other Long-term Liabilities	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Other Long-term Liabilities	Other Long-term Liabilities

Other Long-term Liabilities
($ millions)	December 31, 2020	December 31, 2019
Employee future benefits (note 23)	233	214
Stock-based compensation	19	19
Deferred revenue	37	152
Other	121	69
End of year	410	454
Deferred revenue
Deferred revenue relates to take-or-pay commitments, with respect to natural gas production volumes from the Liwan 3-1 field in Asia Pacific, not taken by the purchaser. As per the terms of the agreement, the purchaser has until the end of the agreement to take these volumes.

($ millions)	December 31, 2020	December 31, 2019
Beginning of year	152	205
Revenue recognized	(115)	(42)
Exchange adjustment	—	(11)
End of year	37	152